Long-Term Incentive Plans - Summary of Amount of Compensation Expense Recognized (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation Related Costs Disclosure [Line Items]
Amortization of equity awards	$ 954,627	$ 46,837	$ 10,933
MEMP [Member]
Compensation Related Costs Disclosure [Line Items]
Amortization of equity awards	7,874	3,558	1,423
Restricted Stock [Member] | MRD [Member]
Compensation Related Costs Disclosure [Line Items]
Amortization of equity awards	$ 2,804